Document and Entity Information	0 Months Ended
Nov. 21, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 21, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Nov. 21, 2014
Document Effective Date	Nov. 25, 2014
Prospectus Date	Nov. 25, 2014
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	SHAIX